NET INVESTMENT IN DIRECT FINANCING LEASES	12 Months Ended
Jun. 30, 2023
NET INVESTMENT IN DIRECT FINANCING LEASES
NET INVESTMENT IN DIRECT FINANCING LEASES

NOTE 4 -             NET INVESTMENT IN DIRECT FINANCING LEASES

Jinshang Leasing’s leasing operations consist principally of leasing high value equipment under direct financing leases expiring in 1-6 years as of the balance sheets dates. The leases bear effective interest rate of 4.3% - 13.3% per annum.

The following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2023 and 2022:

	June 30, 2023	June 30, 2022
Total minimum lease payments to be received	$113,888,592	$122,893,158
Less: Amounts representing estimated executory costs	—	—
Minimum lease payments receivable	113,888,592	122,893,158
Less: unearned income, representing interest	(3,243,488)	(3,137,139)
Present value of minimum lease receivable	110,645,104	119,756,019
Less: Allowance for uncollectible receivables	(110,645,104)	(119,067,356)
Net investment in direct financing leases	$—	$688,663

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

	June 30, 2023	June 30, 2022
Within 1 year	$6,030	$332,802
2 years	—	41,764
3 years	38,797	101,782,289
4 years	96,582,534	14,659,311
5 years	11,900,382	6,076,992
6 years	5,360,850	—
Total minimum finance lease receivables	$113,888,592	$122,893,158

NOTE 4 -             NET INVESTMENT IN DIRECT FINANCING LEASES (CON’T)

An account is considered delinquent if a substantial portion of a scheduled payment has not been received by the date the payment was contractually due. The accrual of direct financing lease interest income had been suspended on delinquent finance lease receivables with remaining contractual amounts due of $110,645,104 and $119,067,356 as of June 30, 2023 and 2022. As of June 30, 2023 and 2022, there were no recorded investment in direct financing leases past due 90 days or more and still accruing.

The following is a credit quality analysis of finance lease receivables. In the event that an instalment repayment of a finance lease receivables is overdue for more than 30 days, the entire outstanding balance of the finance lease receivables is classified as overdue. If the instalment repayment is overdue within 30 days, only the balance of this instalment is classified as overdue.

	June 30, 2023		June 30, 2022
Overdue and credit-impaired	$		$
– Overdue above 90 days		11,302,893		11,746,159
Not yet overdue but credit impaired		99,342,211		107,317,870

Overdue but not credit-impaired
Neither overdue nor impaired		—		691,990

Less: Allowances for impairment losses		(110,645,104)		(119,067,356)
Net investment in direct financing leases, end of year		$—		$688,663

The allowance for uncollectible minimum lease payments receivables in direct financing leases for the years ended June 30, 2023 and 2022 were as following:

	June 30, 2023	June 30, 2022
Allowance for uncollectible receivables at the beginning of year	$119,067,356	$121,442,109
(Reversal of Provision)for lease payment receivables	(1,755,062)	(25,971)
Provision for lease payment receivables	—	2,284,032
Effect of foreign currency translation	(6,667,190)	(4,632,814)
Allowance for uncollectible receivables at the end of year	$110,645,104	$119,067,356

	June 30, 2023	June 30, 2022
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	$110,645,104	$119,064,028
Collectively evaluated for impairment	—	3,328
Ending balance	$110,645,104	$119,067,356

Minimum lease payments receivable
Individually evaluated for impairment	$110,645,104	$119,064,028
Collectively evaluated for impairment	3,243,488	3,829,130
Ending balance	$113,888,592	$122,893,158

NOTE 4 -             NET INVESTMENT IN DIRECT FINANCING LEASES (CON’T)

The allowance for credit losses provides coverage for probable and estimable losses in the Company’s investment in direct financing leases. The allowance recorded is based on a quarterly review. The determination of the appropriate amount of any provision is highly dependent on management’s judgment at that time and takes into consideration all known relevant internal and external factors, including levels of nonperforming leases, customers’ financial condition, leased property values and collateral values as well as general economic conditions. When a direct financing lease receivable is determined uncollectible, for example, the customer declares bankruptcy, or the Company reaches agreement of debt restructuring with the customer, the direct financing lease would be written off from the investment in direct financing leases.

Credit Quality of Investment in Direct Financing Lease:

The Company performs a quarterly review on the credit quality of its investments in direct financing leases, by evaluating a variety of factors, including dependence on the counterparties, latest financial position and performance of the customers, actual defaults, estimated future defaults, historical loss experience, leased property values or collateral values, and other economic conditions such as economic trends in the area or country. In cases where heightened risk is detected as a result of factors indicating that a customer is having difficulty repaying the underlying financing, such as a default in making interest payments, material changes to the customer’s business, and deterioration of financial condition and cash flow support, the Company classifies the contracts as “abnormal contracts,” contracts without such heightened risk indicators are classified as “normal contracts”. For those contracts, the Company’s WFOE generally initiates negotiations with the customer about possible improvement or remediation measures, such as an improvement plan for cash flow management, third-party support, extension plans and similar measure, and implement close supervision of the remediation measures adopted.

The risk classification of direct financing lease receivables is as follows:

	June 30, 2023	June 30, 2022
Normal	$3,243,488	$3,829,130
Abnormal	110,645,104	119,064,028
Total	$113,888,592	$122,893,158